SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) $ in Thousands	12 Months Ended
	Dec. 28, 2019 USD ($) item	Dec. 29, 2018 USD ($)	Dec. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Revenue Recognition
Retained earnings	$ 995,022	$ 839,917
Number of markets in which the entity operates (in markets) | item	3
Total Gross Sales	$ 4,492,183	4,565,749
Sales Allowances	(76,174)	(76,569)
Total Net Sales	$ 4,492,184	4,565,749	$ 4,006,203
Change %	(1.60%)
Change % in sales allowances	(0.50%)
Change % in net sales	(1.60%)
FOB Shipping Point Revenue
Revenue Recognition
Total Net Sales	$ 4,348,757	4,440,098
Change %	(2.10%)
Construction Contract Revenue
Revenue Recognition
Total Net Sales	$ 143,426	$ 125,651
Change %	14.10%
Construction Contract Revenue | North
Revenue Recognition
Total Net Sales	$ 100,500
Construction Contract Revenue | West
Revenue Recognition
Total Net Sales	$ 42,900
Minimum
Revenue Recognition
Number of days revenue is recognized	2 days
Period of time invoices are due	45 days
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-12-30 | Construction Contract Revenue
Revenue Recognition
Number of months to complete contract projects	6 months
Maximum
Revenue Recognition
Number of days revenue is recognized	3 days
Period of time invoices are due	60 days
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-12-30 | Construction Contract Revenue
Revenue Recognition
Number of months to complete contract projects	18 months
Adjustment | ASU 2014-09
Revenue Recognition
Retained earnings				$ 0